STOCK-BASED COMPENSATION - SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options Outstanding
Outstanding at December 31, 2016 (in shares) | shares	33,646
Weighted- average remaining contractual life (in years)	7 years 6 months
Weighted-average exercise price (in usd per share)	$ 12.31
Options Exercisable
Exercisable at December 31, 2016 (in shares) | shares	11,930
Weighted-average remaining contractual life (in years)	5 years 5 months
Weighted-average exercise price (in usd per share)	$ 10.95
$0.01 to $5.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit (in usd per share)	0.01
Range of exercise prices, upper limit (in usd per share)	$ 5.00
Options Outstanding
Outstanding at December 31, 2016 (in shares) | shares	925
Weighted- average remaining contractual life (in years)	3 years 1 month
Weighted-average exercise price (in usd per share)	$ 4.11
Options Exercisable
Exercisable at December 31, 2016 (in shares) | shares	925
Weighted-average remaining contractual life (in years)	3 years 1 month
Weighted-average exercise price (in usd per share)	$ 4.11
$5.01 to $10.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit (in usd per share)	5.01
Range of exercise prices, upper limit (in usd per share)	$ 10.00
Options Outstanding
Outstanding at December 31, 2016 (in shares) | shares	1,210
Weighted- average remaining contractual life (in years)	1 year 8 months
Weighted-average exercise price (in usd per share)	$ 8.00
Options Exercisable
Exercisable at December 31, 2016 (in shares) | shares	1,210
Weighted-average remaining contractual life (in years)	1 year 8 months
Weighted-average exercise price (in usd per share)	$ 8.00
$10.01 to $15.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit (in usd per share)	10.01
Range of exercise prices, upper limit (in usd per share)	$ 15.00
Options Outstanding
Outstanding at December 31, 2016 (in shares) | shares	26,136
Weighted- average remaining contractual life (in years)	7 years 6 months
Weighted-average exercise price (in usd per share)	$ 12.09
Options Exercisable
Exercisable at December 31, 2016 (in shares) | shares	8,707
Weighted-average remaining contractual life (in years)	5 years 8 months
Weighted-average exercise price (in usd per share)	$ 11.53
$15.01 to $20.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit (in usd per share)	15.01
Range of exercise prices, upper limit (in usd per share)	$ 20.00
Options Outstanding
Outstanding at December 31, 2016 (in shares) | shares	5,375
Weighted- average remaining contractual life (in years)	8 years 11 months
Weighted-average exercise price (in usd per share)	$ 15.75
Options Exercisable
Exercisable at December 31, 2016 (in shares) | shares	1,088
Weighted-average remaining contractual life (in years)	8 years 8 months
Weighted-average exercise price (in usd per share)	$ 15.44